Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating expenses
Research and development	€ 1,640,579	€ 3,199,234
General and administrative	2,513,558	842,236
Total operating expenses	4,154,137	4,041,470
Loss from operations	(4,154,137)	(4,041,470)
Other income (expense)
Other income	215,486	2,679
Unrealized exchange rate gain	1,826,330	(9,111)
Total other income (expense)	2,041,816	(6,432)
Loss before income taxes	(2,112,321)	(4,047,902)
Income taxes benefit (expenses)
Net loss	(2,112,321)	(4,047,902)
Net loss and comprehensive loss	(2,112,321)	(4,047,902)
Loss per share:
Loss	€ (2,112,321)	€ (4,047,902)
Loss per share - basic	€ (0.12)	€ (0.27)
Weighted average number of shares outstanding - basic	18,216,858	14,772,610